UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-834

Name of Registrant: Vanguard Windsor Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

Item 1: Schedule of Investments

Vanguard Windsor Fund

Schedule of Investments
As of January 31, 2012

			Market
			Value
		Shares	($000)
Common Stocks (97.1%)[1]
Consumer Discretionary (12.9%)
	Comcast Corp.	8,929,400	227,610
*,2 Buck Holdings LP Private Placement		NA	206,762
	Lowe's Cos. Inc.	6,319,400	169,550
*	Toll Brothers Inc.	6,629,100	144,581
	Lennar Corp. Class A	3,944,400	84,765
	Kohl's Corp.	1,808,500	83,173
	Virgin Media Inc.	2,801,700	66,793
	TJX Cos. Inc.	937,700	63,895
	Time Warner Cable Inc.	693,800	51,147
*	General Motors Co.	1,904,700	45,751
	Viacom Inc. Class B	909,300	42,773
*	MGM Resorts International	2,396,867	31,279
	Ford Motor Co.	2,363,000	29,348
*	TRW Automotive Holdings Corp.	735,800	27,607
	Macy's Inc.	787,900	26,544
	Lear Corp.	628,000	26,313
	Comcast Corp. Class A	957,200	25,452
*	Apollo Group Inc. Class A	476,600	24,979
	News Corp. Class A	1,277,300	24,052
*	DIRECTV Class A	527,300	23,734
	Gannett Co. Inc.	1,632,909	23,138
	McGraw-Hill Cos. Inc.	389,900	17,935
	Home Depot Inc.	343,700	15,257
	Newell Rubbermaid Inc.	788,540	14,564
	Walt Disney Co.	330,000	12,837
*	GameStop Corp. Class A	481,400	11,246
*	Big Lots Inc.	283,437	11,193
*	NVR Inc.	14,700	10,191
	Limited Brands Inc.	231,900	9,707
	CBS Corp. Class B	306,100	8,718
			1,560,894
Consumer Staples (6.7%)
	Japan Tobacco Inc.	28,520	140,830
	CVS Caremark Corp.	3,270,100	136,527
	Molson Coors Brewing Co. Class B	3,083,200	132,238
	Corn Products International Inc.	1,297,900	72,020
	Procter & Gamble Co.	952,200	60,027
	Altria Group Inc.	1,824,600	51,819
*	Energizer Holdings Inc.	643,400	49,619
	Lorillard Inc.	450,700	48,401
	Kroger Co.	2,018,900	47,969
*	Constellation Brands Inc. Class A	1,479,000	30,911
	Tyson Foods Inc. Class A	1,429,000	26,637
	Reynolds American Inc.	203,200	7,971
	ConAgra Foods Inc.	250,000	6,667
	Philip Morris International Inc.	83,600	6,251
			817,887

Energy (10.7%)
Apache Corp.	1,158,500	114,552
Statoil ASA ADR	4,532,600	114,493
Canadian Natural Resources Ltd.	2,690,200	106,559
* Southwestern Energy Co.	3,363,700	104,746
Inpex Corp.	14,423	98,676
Noble Corp.	2,734,200	95,259
Chevron Corp.	731,600	75,413
Anadarko Petroleum Corp.	930,200	75,086
Consol Energy Inc.	1,995,759	71,328
Baker Hughes Inc.	1,384,000	67,996
Exxon Mobil Corp.	790,800	66,222
BP plc ADR	1,307,300	60,018
Occidental Petroleum Corp.	566,500	56,520
Marathon Petroleum Corp.	1,274,968	48,729
Devon Energy Corp.	617,900	39,428
Marathon Oil Corp.	1,172,400	36,802
Transocean Ltd.	757,200	35,816
* Weatherford International Ltd.	1,418,400	23,744
Nexen Inc.	475,100	8,514
		1,299,901
Exchange-Traded Fund (0.8%)
3 Vanguard Value ETF	1,839,100	99,882

Financials (19.4%)
Wells Fargo & Co.	11,302,300	330,140
JPMorgan Chase & Co.	5,917,750	220,732
ACE Ltd.	2,906,700	202,306
Ameriprise Financial Inc.	3,084,500	165,175
Unum Group	6,269,900	143,142
BlackRock Inc.	645,200	117,426
Weyerhaeuser Co.	5,358,100	107,269
Citigroup Inc.	3,388,300	104,089
Bank of America Corp.	14,355,300	102,353
Principal Financial Group Inc.	3,565,900	97,385
Banco Santander Brasil SA ADR	10,563,100	96,335
Invesco Ltd.	4,260,154	96,152
Swiss Re AG	1,659,845	90,325
Everest Re Group Ltd.	981,600	83,829
Goldman Sachs Group Inc.	741,400	82,644
BB&T Corp.	2,070,800	56,305
Travelers Cos. Inc.	809,600	47,200
* CIT Group Inc.	1,232,602	47,011
Morgan Stanley	1,849,000	34,484
Moody's Corp.	755,000	28,109
* E*Trade Financial Corp.	3,034,800	24,855
* Berkshire Hathaway Inc. Class B	243,600	19,091
Legg Mason Inc.	702,900	17,903
PNC Financial Services Group Inc.	229,300	13,510
Chubb Corp.	184,900	12,464
US Bancorp	250,000	7,055
XL Group plc Class A	170,700	3,460
		2,350,749
Health Care (16.1%)
Pfizer Inc.	12,741,200	272,662
UnitedHealth Group Inc.	4,619,900	239,265

	Merck & Co. Inc.	4,615,000	176,570
*	Gilead Sciences Inc.	2,843,600	138,881
	Medtronic Inc.	3,478,500	134,166
	Roche Holding AG	679,810	115,333
	Daiichi Sankyo Co. Ltd.	5,788,400	110,509
	Cigna Corp.	2,426,800	108,793
	Johnson & Johnson	1,612,200	106,260
	Covidien plc	1,775,400	91,433
	Teva Pharmaceutical Industries Ltd. ADR	1,949,200	87,967
	McKesson Corp.	943,500	77,103
	WellPoint Inc.	978,500	62,937
	AstraZeneca plc ADR	1,236,420	59,534
	Amgen Inc.	781,400	53,065
*	HCA Holdings Inc.	2,118,800	51,783
*	Health Net Inc.	650,000	24,531
	Roche Holding AG ADR	385,000	16,468
*	Vertex Pharmaceuticals Inc.	350,000	12,933
	Aetna Inc.	242,700	10,606
			1,950,799
Industrials (8.9%)
	Dover Corp.	2,094,000	132,781
	Eaton Corp.	2,539,300	124,502
	Pentair Inc.	3,230,500	118,947
	Cooper Industries plc	1,982,500	117,205
*	Delta Air Lines Inc.	10,851,800	114,487
	General Electric Co.	5,501,800	102,939
	Honeywell International Inc.	1,757,100	101,982
*	Fiat Industrial SPA	7,167,787	70,440
	FedEx Corp.	765,400	70,026
	Northrop Grumman Corp.	594,900	34,534
	Tyco International Ltd.	614,200	31,294
	Ingersoll-Rand plc	585,700	20,464
	Lockheed Martin Corp.	216,275	17,804
*	Fortune Brands Home & Security Inc.	555,000	10,306
	Union Pacific Corp.	70,000	8,002
	CSX Corp.	333,900	7,529
			1,083,242
Information Technology (14.1%)
*,4 Arrow Electronics Inc.		6,418,050	265,001
	Cisco Systems Inc.	10,702,200	210,084
	ASML Holding NV	3,913,000	168,220
	Avago Technologies Ltd.	4,075,800	138,333
	Microsoft Corp.	3,984,200	117,653
	Western Union Co.	5,147,400	98,315
	Oracle Corp.	3,126,900	88,179
	Texas Instruments Inc.	2,682,300	86,853
	Hewlett-Packard Co.	2,896,665	81,049
	Intel Corp.	2,508,700	66,280
	Accenture plc Class A	1,062,200	60,906
	Applied Materials Inc.	4,821,800	59,212
*	SanDisk Corp.	896,900	41,150
*	Micron Technology Inc.	5,023,630	38,129
	Linear Technology Corp.	1,118,400	37,265
*	Lam Research Corp.	858,900	36,581
*	Flextronics International Ltd.	5,139,000	35,305
	Corning Inc.	2,652,500	34,138

Visa Inc. Class A			150,400	15,136
* Dell Inc.			772,500	13,310
Advanced Semiconductor Engineering Inc. ADR			1,927,881	10,160
Motorola Solutions Inc.			153,900	7,142
Seagate Technology plc			270,393	5,716
				1,714,117
Materials (3.9%)
LyondellBasell Industries NV Class A			2,933,200	126,421
* Owens-Illinois Inc.			3,910,900	94,057
Rexam plc			14,291,810	84,395
Potash Corp. of Saskatchewan Inc.			1,793,900	83,847
^ Agrium Inc.			576,900	46,302
Incitec Pivot Ltd.			10,985,532	37,418
*,^ Sino-Forest Corp.			3,223,900	1,120
				473,560
Telecommunication Services (1.0%)
CenturyLink Inc.			1,652,900	61,207
AT&T Inc.			1,974,700	58,076
				119,283
Utilities (2.6%)
PG&E Corp.			2,385,100	96,978
DTE Energy Co.			730,000	38,843
Northeast Utilities			850,700	29,562
CMS Energy Corp.			1,250,398	27,296
NV Energy Inc.			1,580,500	25,604
CenterPoint Energy Inc.			1,022,700	18,889
Atmos Energy Corp.			549,700	17,816
Edison International			415,000	17,032
Great Plains Energy Inc.			825,900	17,030
American Electric Power Co. Inc.			400,000	15,824
NiSource Inc.			508,400	11,556
				316,430
Total Common Stocks (Cost $10,601,088)				11,786,744
	Coupon
Temporary Cash Investments (3.3%)[1]
Money Market Fund (1.4%)
[5,6] Vanguard Market Liquidity Fund	0.096%		168,843,711	168,844

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (1.8%)
Bank of America Securities, LLC (Dated
1/31/12, Repurchase Value $217,801,000,
collateralized by Federal Home Loan
Mortgage Corp. 4.00%, 3/1/26-9/1/41 and
Federal National Mortgage Assn. 4.00%,
11/1/41)	0.220%	2/1/12	217,800	217,800

U.S. Government and Agency Obligations (0.1%)
[7,8] Federal Home Loan Bank Discount Notes	0.025%	3/14/12	2,000	2,000
[7,8] Federal Home Loan Bank Discount Notes	0.030%	3/21/12	10,000	9,999

[8,9] Freddie Mac Discount Notes	0.040%	2/15/12	2,000	2,000
				13,999
Total Temporary Cash Investments (Cost $400,643)				400,643
Total Investments (100.4%) (Cost $11,001,731)				12,187,387
Other Assets and Liabilities-Net (-0.4%)[6]				(47,127)
Net Assets (100%)				12,140,260

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $9,144,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.1% and 2.3%, respectively, of net assets.
2 Restricted security represents 1.7% of net assets.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 Includes $12,117,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $13,999,000 have been segregated as initial margin for open futures contracts.
9 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as

Windsor Fund

unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,830,936	747,926	207,882
Temporary Cash Investments	168,844	231,799	—
Futures Contracts—Assets[1]	2	—	—
Futures Contracts—Liabilities[1]	(62)	—	—
Total	10,999,720	979,725	207,882
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended January 31, 2012. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of October 31, 2011	231,798
Transfers out of Level 3	(37,501)
Change in Unrealized Appreciation (Depreciation)	13,585
Balance as of January 31, 2012	207,882

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Windsor Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	March 2012	723	47,292	1,167
E-mini S&P MidCap 400 Index	March 2012	235	21,970	1,615
S&P 500 Index	March 2012	179	58,542	3,943

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Oct. 31, 2011		from		Jan. 31, 2012
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Arrow Electronics Inc.	231,677	—	313	—	265,001
MDC Holdings Inc.	59,273	—	47,898	588	—
	290,950			588	265,001

G. At January 31, 2012, the cost of investment securities for tax purposes was $11,001,731,000. Net unrealized appreciation of investment securities for tax purposes was $1,185,656,000, consisting of unrealized gains of $1,781,825,000 on securities that had risen in value since their purchase and $596,169,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Windsor II Fund

Schedule of Investments
As of January 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (98.1%)[1]
Consumer Discretionary (7.4%)
Carnival Corp.	11,043,986	333,528
Comcast Corp.	12,420,353	316,595
CBS Corp. Class B	8,683,174	247,297
2 Service Corp. International	21,420,336	237,766
Target Corp.	3,980,100	202,229
Lowe's Cos. Inc.	5,091,467	136,604
Omnicom Group Inc.	2,299,300	104,871
Lear Corp.	2,490,200	104,339
Genuine Parts Co.	1,392,448	88,810
Newell Rubbermaid Inc.	4,299,100	79,404
* AutoZone Inc.	197,703	68,777
* Apollo Group Inc. Class A	1,308,000	68,552
Wyndham Worldwide Corp.	1,465,854	58,282
Hyundai Motor Co.	293,600	57,674
Gap Inc.	2,713,600	51,504
International Game Technology	2,835,100	45,163
Viacom Inc. Class B	895,100	42,106
Macy's Inc.	1,143,350	38,520
Johnson Controls Inc.	1,179,600	37,476
JC Penney Co. Inc.	784,100	32,579
Magna International Inc.	768,900	31,786
Kohl's Corp.	649,570	29,874
Ford Motor Co.	2,345,546	29,132
* General Motors Co.	1,204,100	28,923
Interpublic Group of Cos. Inc.	2,539,100	26,229
Time Warner Cable Inc.	289,600	21,349
Volkswagen AG	107,142	17,378
Home Depot Inc.	249,474	11,074
* Delphi Automotive plc	306,994	8,237
Limited Brands Inc.	17,850	747
Harman International Industries Inc.	17,650	745
DISH Network Corp. Class A	26,600	743
Brinker International Inc.	27,050	699
* Goodyear Tire & Rubber Co.	53,300	693
Foot Locker Inc.	22,300	585
Walt Disney Co.	6,912	269
Time Warner Inc.	3,799	141
* Liberty Interactive Corp. Class A	5,300	91
		2,560,771
Consumer Staples (11.4%)
Philip Morris International Inc.	12,627,653	944,170
Diageo plc ADR	7,243,420	641,695
Imperial Tobacco Group plc ADR	8,734,425	625,385
Wal-Mart Stores Inc.	7,292,700	447,480
CVS Caremark Corp.	8,945,430	373,472
Altria Group Inc.	12,389,607	351,865
Molson Coors Brewing Co. Class B	2,903,300	124,522
* Energizer Holdings Inc.	1,263,700	97,457

*	Ralcorp Holdings Inc.	963,885	84,292
	Sysco Corp.	2,573,841	77,498
	Kraft Foods Inc.	1,480,261	56,694
	General Mills Inc.	1,407,700	56,069
	PepsiCo Inc.	329,900	21,664
	Safeway Inc.	696,000	15,298
	Church & Dwight Co. Inc.	292,687	13,279
	Kimberly-Clark Corp.	140,700	10,068
	Procter & Gamble Co.	52,890	3,334
	Lorillard Inc.	8,900	956
	Reynolds American Inc.	24,300	953
	Coca-Cola Enterprises Inc.	32,500	871
*	Constellation Brands Inc. Class A	38,600	807
*	Smithfield Foods Inc.	33,250	742
	Tyson Foods Inc. Class A	16,900	315
*	Dean Foods Co.	7,200	77
			3,948,963
Energy (12.8%)
	ConocoPhillips	15,395,589	1,050,133
	Occidental Petroleum Corp.	8,254,157	823,517
	Spectra Energy Corp.	22,709,611	715,126
	Marathon Petroleum Corp.	5,853,450	223,719
	Chevron Corp.	2,092,109	215,655
	Marathon Oil Corp.	6,290,200	197,449
	Devon Energy Corp.	2,370,812	151,282
	BP plc ADR	2,948,170	135,350
	Royal Dutch Shell plc ADR	1,755,190	128,726
	Consol Energy Inc.	3,440,120	122,950
	Apache Corp.	1,235,185	122,135
	Exxon Mobil Corp.	1,314,382	110,066
	Halliburton Co.	2,903,445	106,789
	Noble Corp.	1,825,078	63,586
	El Paso Corp.	2,279,212	61,242
	Total SA ADR	974,400	51,614
	Hess Corp.	819,000	46,110
*	Cameron International Corp.	613,469	32,637
*	Cobalt International Energy Inc.	1,437,300	28,803
	Valero Energy Corp.	1,177,700	28,253
	Gazprom OAO ADR	1,553,600	18,876
	Royal Dutch Shell plc ADR	200,934	14,339
*	Tesoro Corp.	33,600	841
	Chesapeake Energy Corp.	14,500	306
	Patterson-UTI Energy Inc.	3,150	59
			4,449,563
Exchange-Traded Funds (1.2%)
3	Vanguard Total Stock Market ETF	3,197,800	216,044
^,3 Vanguard Value ETF		2,511,200	136,383
	SPDR S&P 500 ETF Trust	335,700	44,047
			396,474
Financials (18.1%)
	Wells Fargo & Co.	30,875,196	901,864
	JPMorgan Chase & Co.	23,515,908	877,143
	American Express Co.	15,291,350	766,708
	PNC Financial Services Group Inc.	11,542,881	680,107
	Capital One Financial Corp.	9,637,338	440,908
	Citigroup Inc.	11,530,059	354,203

SLM Corp.	19,040,252	284,652
XL Group plc Class A	13,871,132	281,168
Bank of America Corp.	39,068,475	278,558
State Street Corp.	7,076,800	277,269
MetLife Inc.	4,784,978	169,053
Ameriprise Financial Inc.	2,385,500	127,744
Prudential Financial Inc.	2,154,200	123,306
Goldman Sachs Group Inc.	955,252	106,482
Travelers Cos. Inc.	1,355,500	79,026
Allstate Corp.	2,615,700	75,463
Lincoln National Corp.	3,097,261	66,715
Barclays plc	17,794,000	59,665
Unum Group	2,017,850	46,068
* American International Group Inc.	1,811,300	45,482
Janus Capital Group Inc.	5,656,460	44,516
SunTrust Banks Inc.	2,145,303	44,129
ACE Ltd.	503,382	35,035
PartnerRe Ltd.	419,100	27,418
BNP Paribas SA	635,600	27,035
Morgan Stanley	1,132,600	21,123
KeyCorp	2,654,682	20,627
US Bancorp	69,849	1,971
Aflac Inc.	26,950	1,300
Torchmark Corp.	19,400	886
Moody's Corp.	22,500	838
Discover Financial Services	29,300	796
HCP Inc.	17,700	744
* NASDAQ OMX Group Inc.	29,200	724
Commerce Bancshares Inc.	18,060	701
Reinsurance Group of America Inc. Class A	12,550	684
* Arch Capital Group Ltd.	18,800	678
Health Care REIT Inc.	10,600	606
Kimco Realty Corp.	30,000	548
Camden Property Trust	7,400	477
Digital Realty Trust Inc.	6,600	468
Hospitality Properties Trust	18,120	439
Piedmont Office Realty Trust Inc. Class A	23,200	430
Ventas Inc.	6,312	368
Chubb Corp.	5,299	357
* Berkshire Hathaway Inc. Class B	4,000	314
NYSE Euronext	5,100	135
Annaly Capital Management Inc.	6,500	109
DDR Corp.	5,900	82
		6,275,122
Health Care (13.9%)
Pfizer Inc.	52,742,768	1,128,695
Johnson & Johnson	12,093,350	797,073
Baxter International Inc.	13,516,568	749,899
Medtronic Inc.	18,185,400	701,411
WellPoint Inc.	5,979,799	384,621
Merck & Co. Inc.	5,577,629	213,400
UnitedHealth Group Inc.	2,867,974	148,532
Quest Diagnostics Inc.	1,898,600	110,271
Amgen Inc.	1,606,926	109,126
Abbott Laboratories	1,611,463	87,261
Covidien plc	1,470,281	75,719
* Gilead Sciences Inc.	1,423,500	69,524

St. Jude Medical Inc.	1,635,300	68,208
* Thermo Fisher Scientific Inc.	979,625	51,822
* Express Scripts Inc.	702,493	35,940
Sanofi ADR	698,300	25,928
Novartis AG ADR	398,500	21,662
Eli Lilly & Co.	444,600	17,668
* Zimmer Holdings Inc.	96,000	5,832
Bristol-Myers Squibb Co.	58,333	1,881
Aetna Inc.	24,100	1,053
Humana Inc.	11,510	1,025
AmerisourceBergen Corp. Class A	16,690	650
* Charles River Laboratories International Inc.	5,850	198
		4,807,399
Industrials (12.4%)
Raytheon Co.	14,693,161	705,125
2 Cooper Industries plc	11,547,688	682,699
Honeywell International Inc.	10,843,811	629,375
General Electric Co.	32,714,407	612,087
Illinois Tool Works Inc.	6,605,130	350,270
Xylem Inc.	8,769,202	227,210
General Dynamics Corp.	1,567,500	108,408
* Corrections Corp. of America	4,399,800	103,527
ITT Corp.	4,384,551	95,320
Boeing Co.	1,266,900	93,979
Norfolk Southern Corp.	1,291,000	93,210
Dover Corp.	1,386,400	87,912
Exelis Inc.	8,769,202	87,604
Lockheed Martin Corp.	667,100	54,916
United Parcel Service Inc. Class B	606,773	45,902
United Technologies Corp.	560,245	43,895
PACCAR Inc.	915,100	40,448
Tyco International Ltd.	729,169	37,151
Cummins Inc.	346,400	36,026
FedEx Corp.	385,500	35,269
Northrop Grumman Corp.	548,876	31,862
Republic Services Inc. Class A	1,039,600	30,440
CSX Corp.	1,313,388	29,617
* WABCO Holdings Inc.	311,996	16,177
Embraer SA ADR	493,200	13,524
Ingersoll-Rand plc	318,100	11,114
* Huntington Ingalls Industries Inc.	92,550	3,487
Parker Hannifin Corp.	12,400	1,001
L-3 Communications Holdings Inc.	6,450	456
KBR Inc.	13,100	421
Cintas Corp.	7,700	285
Pitney Bowes Inc.	6,100	116
		4,308,833
Information Technology (11.6%)
International Business Machines Corp.	5,625,690	1,083,508
Microsoft Corp.	32,552,940	961,288
Intel Corp.	19,915,300	526,162
Hewlett-Packard Co.	9,114,677	255,029
Oracle Corp.	7,445,901	209,974
Cisco Systems Inc.	6,465,000	126,908
Corning Inc.	8,723,800	112,275
Samsung Electronics Co. Ltd.	110,400	108,709

* Google Inc. Class A	177,080	102,726
Texas Instruments Inc.	2,872,600	93,015
* Apple Inc.	203,470	92,880
* EMC Corp.	2,912,000	75,013
* eBay Inc.	1,849,749	58,452
CA Inc.	2,073,728	53,461
Lexmark International Inc. Class A	1,487,394	51,910
* Western Digital Corp.	964,300	35,052
Mastercard Inc. Class A	83,129	29,558
* Dell Inc.	1,586,600	27,337
TE Connectivity Ltd.	622,075	21,213
Motorola Solutions Inc.	21,845	1,014
Seagate Technology plc	47,500	1,004
Jabil Circuit Inc.	37,500	850
Applied Materials Inc.	67,000	823
* LSI Corp.	94,300	714
* Electronic Arts Inc.	35,600	661
* Avnet Inc.	5,500	192
		4,029,728
Materials (1.7%)
EI du Pont de Nemours & Co.	3,800,123	193,388
Newmont Mining Corp.	1,748,600	107,504
Mosaic Co.	1,495,011	83,676
Ball Corp.	1,998,091	78,445
Monsanto Co.	542,346	44,500
Praxair Inc.	364,428	38,702
Freeport-McMoRan Copper & Gold Inc.	782,200	36,145
PPG Industries Inc.	128,500	11,511
LyondellBasell Industries NV Class A	25,220	1,087
International Paper Co.	32,200	1,003
CF Industries Holdings Inc.	5,600	993
Eastman Chemical Co.	16,100	810
Dow Chemical Co.	8,300	278
MeadWestvaco Corp.	6,000	177
Cliffs Natural Resources Inc.	1,615	117
		598,336
Telecommunication Services (3.0%)
AT&T Inc.	14,302,907	420,649
Vodafone Group plc ADR	13,276,500	359,660
Verizon Communications Inc.	6,359,509	239,499
		1,019,808
Utilities (4.6%)
Dominion Resources Inc.	10,686,214	534,738
2 CenterPoint Energy Inc.	25,766,213	475,902
Entergy Corp.	5,424,478	376,350
Exelon Corp.	1,320,000	52,510
Public Service Enterprise Group Inc.	1,586,100	48,122
Sempra Energy	843,700	48,007
Edison International	611,600	25,100
* NRG Energy Inc.	639,800	10,800
Duke Energy Corp.	52,300	1,114
American Electric Power Co. Inc.	27,200	1,076
DTE Energy Co.	16,700	889
CMS Energy Corp.	39,800	869
Alliant Energy Corp.	19,100	810
NiSource Inc.	34,700	789

TECO Energy Inc.			40,300	727
Ameren Corp.			20,400	645
Consolidated Edison Inc.			10,800	637
NSTAR			4,500	202
Southern Co.			3,100	141
				1,579,428
Total Common Stocks (Cost $28,857,538)				33,974,425
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.0%)[1]
Money Market Fund (1.9%)
[4,5] Vanguard Market Liquidity Fund	0.096%		655,228,298	655,228

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.1%)
[6,7] Fannie Mae Discount Notes	0.030%	4/2/12	50	50
[6,7] Fannie Mae Discount Notes	0.040%	4/24/12	15,100	15,098
[6,7] Freddie Mac Discount Notes	0.050%	4/24/12	25,000	24,997
				40,145
Total Temporary Cash Investments (Cost $695,374)				695,373
Total Investments (100.1%) (Cost $29,552,912)				34,669,798
Other Assets and Liabilities-Net (-0.1%)[4]				(22,044)
Net Assets (100%)				34,647,754

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,580,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.1% and 1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Includes $2,660,000 of collateral received for securities on loan.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
7 Securities with a value of $29,047,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts,

Windsor II Fund

or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	33,685,087	289,338	—
Temporary Cash Investments	655,228	40,145	—
Futures Contracts—Liabilities[1]	(186)	—	—
Total	34,340,129	329,483	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Windsor II Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2012	866	283,225	17,888
E-mini S&P 500 Index	March 2012	974	63,710	2,240

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
			Proceeds
	Oct. 31, 2011		from		Jan. 31, 2012
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
CenterPoint Energy Inc.	539,650	—	2,596	5,114	475,902
Cooper Industries plc	608,824	—	3,146	3,366	682,699
Service Corp. International	215,275	—	1,145	1,071	237,766
	1,363,749			9,551	1,396,367

F. At January 31, 2012, the cost of investment securities for tax purposes was $29,552,912,000. Net unrealized appreciation of investment securities for tax purposes was $,5,116,886,000, consisting of unrealized gains of $,8,796,095,000 on securities that had risen in value since their purchase and $,3,679,209,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WINDSOR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2012

VANGUARD WINDSOR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 21, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see file Number 33-23444, Incorporated by Reference.